Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
(25)	Subsequent Events

No material subsequent events have occurred since December 31, 2014 through March 23, 2015 that require adjustment to the financial statements.

On February 18, 2015, the Company declared a cash dividend payable to the parent company, AZOA. The dividend of $140,000 was paid on March 4, 2015.